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APPENDIX I               UNITED STATES                     OMB APPROVAL
               SECURITIES AND EXCHANGE COMMISSION     -------------------------
                     Washington, D.C. 20549           OMB Number: 3235-0456
                                                      Expires: August 31, 2000
                          FORM 24F-2                  Estimated average burden
                                                      hours per response......1
                                                      -------------------------
               ANNUAL NOTICE OF SECURITIES SOLD
                   PURSUANT TO RULE 24F-2

 READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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1.   Name and address of issuer:

          TAMARACK FUNDS, INC.
          3435 STELZER ROAD
          COLUMBUS, OHIO 43219

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2.      The name of each series or class of funds for which this notice is filed
        (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                     [ X ]

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3.      Investment Company Act File Number:        811-21475

        Securities Act File Number:                333-111986

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4(a).   Last day of the fiscal year for which this notice is filed:

                               SEPTEMBER 30, 2005

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4(b).   [ ] Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c).   [ ] Check box if this is the last time the issuer will be filing this form.



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5.      Calculation of registration fee:

        (i)     Aggregate sale price of securities
                sold during the fiscal year
                pursuant to section 24(f):                       $ 7,969,809,104
                                                                 ---------------

        (ii)    Aggregate price of securities
                redeemed or repurchased during
                the fiscal year:                - $8,248,811,421
                                                 ---------------

        (iii)   Aggregate price of securities
                redeemed or repurchased during
                any prior fiscal year ending
                no earlier than October 11, 1995
                that were not previously used to
                reduce registration fees payable
                to the Commission.              - $8,491,109,041
                                                 ---------------

        (iv)    Total available redemption
                credits [Add items 5(ii)
                and 5(iii)]:                                   - $16,739,920,462
                                                                 ---------------

        (v)     Net Sales - If item 5(i) is
                greater than item 5(iv)
                [subtract Item 5(iv) from
                Item 5(i)]                                       $             0
                                                                 ---------------

        ----------------------------------------------------------
        (vi)    Redemption credits available for
                use in future years - if Item 5(i)
                is less than Item 5 (iv) [subtract
                Item 5(iv) from Item 5(i)]:       $8,770,111,358
                                                  --------------
        ----------------------------------------------------------

        (vii)   Multiplier for determining
                registration fee (See
                Instruction C.9):                                      0.0001070
                                                                 ---------------

        (viii)  Registration fee due [multiply
                Item 5(v) by Item 5(vii):                      = $             0
                (enter "0" if no fee is due):                    ===============

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6.      Prepaid shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units deducted here: ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____________.

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7.      Interest due. -- if this Form is being filed more than 90 days after the end of the issuers fiscal year

                                                                 $             0
                                                                 ===============

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8.      Total of amount of the registration fee due plus any interest due
        [Line 5(viii) plus line 7].

                                                                 $             0
                                                                 ===============

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9.      Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:

        -------------------------

        Method of Delivery:
              [ ]  Wire Transfer
              [ ]  Mail or other means


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                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


        By (Signature and Title)*   /s/ Dave Lux
                                    --------------------------------------------

                                    Dave Lux         CFO and Treasurer
                                    --------------------------------------------

        Date       12/12/05
        ------------------------

        * Please print the name and title of the signing officer below the signature.

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